Consolidated Balance Sheets - USD ($) $ in Thousands	Nov. 03, 2018	Feb. 03, 2018	Oct. 28, 2017	Jan. 28, 2017
Current assets:
Cash and cash equivalents	$ 31,502	$ 34,954	$ 31,745	$ 31,964
Accounts receivable, net	179,091	190,756	179,776	166,249
Merchandise inventories	1,245,110	1,019,138	1,183,562	1,031,844
Prepaid expenses and other current assets	78,179	81,972	35,534	34,105
Prepaid federal and state income taxes	26,079	9,784	4,043	233
Total current assets	1,559,961	1,336,604	1,434,660	1,264,395
Property and equipment:
Land and buildings	396,900	404,400	404,277	409,397
Leasehold costs and improvements	197,006	184,165	180,303	171,363
Furniture, fixtures and equipment	1,012,195	924,616	879,579	813,925
Construction in progress	15,065	20,775	21,862	6,848
Total property and equipment, gross	1,621,166	1,533,956	1,486,021	1,401,533
Less: accumulated depreciation and amortization	(875,277)	(775,206)	(741,258)	(637,890)
Total property and equipment, net	745,889	758,750	744,763	763,643
Goodwill	924,134	924,134	924,134	924,134
Intangibles, net	206,706	224,876	231,736	253,159
Other assets	28,265	29,492	30,911	26,888
Total assets	3,464,955	3,273,856	3,366,204	3,232,219
Current liabilities:
Current portion of long-term debt	389,377	219,750	231,250	20,000
Accounts payable	976,518	751,948	891,134	720,632
Accrued expenses and other current liabilities	485,786	495,767	445,975	457,697
Closed store obligations due within one year	2,126	2,122	2,013	2,012
Total current liabilities	1,853,807	1,469,587	1,570,372	1,200,341
Long-term debt	1,549,406	2,492,660	2,529,380	2,000,118
Noncurrent closed store obligations	5,344	6,561	5,044	6,258
Deferred income taxes	51,810	57,074	77,142	92,900
Other noncurrent liabilities	261,206	267,393	267,351	271,668
Commitments and contingencies
Contingently redeemable common stock		10,438	8,975	8,145
STOCKHOLDERS' DEFICIT
Preferred stock; par value $0.01; 5,000 shares authorized, and no shares issued or outstanding
Common stock	1,376	871	871	871
Additional paid-in capital	738,134	2,883	6,303	6,397
Accumulated deficit	(979,420)	(1,036,012)	(1,101,515)	(356,760)
Accumulated other comprehensive income	2,401	2,401	2,281	2,281
Treasury stock, at cost, 782 shares at November 3, 2018 and no shares at February 3, 2018 and October 28, 2017	(19,109)
Total stockholders' deficit	(256,618)	(1,029,857)	(1,092,060)	(347,211)
Total liabilities and stockholders' deficit	$ 3,464,955	$ 3,273,856	$ 3,366,204	$ 3,232,219